Offerings	Aug. 29, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, $0.001 par value per share
Amount Registered | shares	19,166,667
Proposed Maximum Offering Price per Unit	19.00
Maximum Aggregate Offering Price	$ 264,166,673.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 40,443.92
Offering Note	1.a. Includes the aggregate offering price of additional shares that the underwriters have the option to purchase to cover over-allotments, if any. 1.b. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A common stock, $0.001 par value per share
Maximum Aggregate Offering Price	$ 100,000,000.00
Amount of Registration Fee	$ 15,310.00
Offering Note	See Note 1